DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred government grant
Beginning	$ 3,926,000	24,360,000	3,360,000
Received	2,095,000	13,000,000	21,000,000
Ending	6,021,000	37,360,000	24,360,000
Recognize in one year	$ 6,021,000	37,360,000	24,360,000